Fair Value Measurements - Changes in CVR Liability (Details) - CVR liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Fair value at CVR issuance	29,500
Changes in the fair value of the CVR liability since issuance	18,986
Payments	(5,786)
Ending balance	$ 42,700